Employee Benefit Plans - Before Tax Amounts Not Been Recognized in Net Periodic Postretirement Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
U.S. (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	$ 2,240	$ 1,567
Unrecognized prior service cost (credit)	52	61
Int'l (Pension Benefits) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	705	444
Unrecognized prior service cost (credit)	(78)	(25)
Other Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Unrecognized net actuarial loss (gain)	(26)	(51)
Unrecognized prior service cost (credit)	$ (13)	$ (54)